Short-Term Borrowings (Details)													6 Months Ended					12 Months Ended
		Jan. 31, 2025 CNY (¥)	Jan. 31, 2025 USD ($)	Nov. 15, 2024 USD ($)	Jul. 31, 2024 CNY (¥)	Jul. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Nov. 14, 2023 USD ($)	Mar. 15, 2020 CNY (¥)	Jun. 30, 2025 CNY (¥)		Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 CNY (¥)		Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)
Short-Term Borrowings [Line Items]
Short-term borrowings maturitie period													1 year		1 year
Short term borrowings													¥ 14,253,311					¥ 10,497,682			$ 1,991,075
Short term maturity									one year term	one year term
Repaid amount																	$ 11,743,710	2,990,000
Weighted average interest rate													3.90%								3.90%
Outstanding amount													¥ 10,063,845		$ 1,405,840	¥ 11,444,543
Interest rate							6.00%	6.00%								6.00%	6.00%
Outstanding amount													3,563,311		497,766
Interest expenses debt													¥ 304,779		42,575	¥ 512,153
Loan Agreements [Member]
Short-Term Borrowings [Line Items]
Interest rate												4.65%	3.80%								3.80%
Repaid amount																				$ 417,679
New Loan Agreement [Member]
Short-Term Borrowings [Line Items]
Interest rate							4.25%	4.25%	4.25%	4.25%						4.25%	4.25%
JYD WLKJ [Member]
Short-Term Borrowings [Line Items]
Repaid amount										$ 419,076
Outstanding amount | ¥																		3,507,682
Xiaogang Geng and Xiaohua Jia [Member]
Short-Term Borrowings [Line Items]
Repaid amount																		10,000		$ 1,397
Revolving Credit Agreement [Member]
Short-Term Borrowings [Line Items]
Repaid amount													¥ 9,993,674		$ 1,396,038
Industrial and Commercial Bank of China [Member]
Short-Term Borrowings [Line Items]
Short term borrowings												¥ 3,000,000	10,690,000	[1]				6,990,000	[1]		$ 1,493,309	[1]
Short term maturity												half-year term
Bank of China Shenzhen Nantou Branch [Member] | New Loan Agreement [Member]
Short-Term Borrowings [Line Items]
Repaid amount | ¥									¥ 3,000,000
Shenzhen Jiayuda Global Supply Chain Co., Ltd. (“JYD HQ”) [Member] | New Loan Agreement [Member]
Short-Term Borrowings [Line Items]
Repaid amount							¥ 3,000,000	$ 417,339
Shenzhen Jiayuda E-Commerce Technology Co., Ltd (“JYD DS”) [Member] | Series of Loan Agreements [Member]
Short-Term Borrowings [Line Items]
Interest rate					4.25%	4.25%
Repaid amount					¥ 1,000,000	$ 139,692
Shenzhen Jiayuda Customs Declaration Co., Ltd. (“JYD BG”) [Member] | Loan Agreements [Member]
Short-Term Borrowings [Line Items]
Interest rate		3.10%	3.10%
Repaid amount		¥ 4,700,000	$ 656,553
Bank of Ningbo [Member]
Short-Term Borrowings [Line Items]
Short term borrowings	[2]												¥ 3,563,311					¥ 3,507,682			$ 497,766
Weighted average interest rate				6.23%
Outstanding amount				$ 500,000							$ 1,000,000
Interest rate											6.50%

[1]

On March 15, 2020, JYD HQ initially entered into a loan agreement with Industrial and Commercial Bank of China (“ICBC”) in the total amount of RMB3,000,000 with a half-year term with an interest rate of 4.65%. The loan is subject to repayment and is eligible for renewal every six month. In March 2024, the loan was fully repaid and JYD HQ entered into a new loan agreement in the total amount of RMB 3,000,000 (US$419,076) with one year term and interest rate of 4.25%, due in March 2025. The loan was further renewed for another year in March 2025 with interest rate of 3.9%.

In June 2024, JYD DS entered into a series of loan agreements with ICBC in the total amount of RMB 3,000,000 (US$417,339) with interest rate of 4.25%, due in May 2025. During the year ended December 31, 2024, RMB10,000 (US$1,397) was repaid and RMB2,990,000 (US$417,679) was outstanding as of December 31, 2024. The loans were renewed for another year in May 2025 with interest rate of 3.8%.

In July 2024, JYD BG entered into a loan agreements with ICBC in the total amount of RMB 1,000,000 (US$139,692) with interest rate of 4.25%, due in May 2025. The loan was fully repaid when it was due in 2025.

In January 2025, JYD NJWL entered into a loan agreement with ICBC in the total amount of RMB4,700,000 (US$656,553) with an interest rate of 3.1%. The loan was guaranteed by JYD WLKJ, the legal representative of JYD NJWL and his wife. The loan is due in January 2026.

[2]

On November 14, 2023, JYD NJWL entered into a one-year revolving credit agreement with Bank of Ningbo with the maximum amount of USD 1,000,000 with an interest rate of 6.5%. The loan was guaranteed by JYD WLKJ. During the six months ended June 30, 2024, RMB 11,743,710 was withdrawn and RMB 11,444,543 was repaid. The loan was fully repaid when it is due in November 2024.

On November 15, 2024, JYD NJWL entered into a one-year revolving credit agreement with Bank of Ningbo with the maximum amount of USD 500,000 with an average interest rate of 6.23%. As of December 31, 2024, RMB3,507,682 was outstanding. During the six months ended June 30, 2025, RMB 10,063,845 (US$ 1,405,840) was withdrawn and RMB 9,993,674 (US$ 1,396,038) was repaid. As of June 30, 2025, RMB 3,563,311 (US$ 497,766) was outstanding.